Prepayments and Other Receivables, Net - Schedule of Prepayments and Other Receivables, Net (Parenthetical) (Details) ¥ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)
Prepaid Expense and Other Assets [Abstract]
Loan to business partners	¥ 9,000	¥ 122,531	$ 17.3
Loan interest rate		5.00%	5.00%
Deferred costs impairment loss	¥ 70,406